Consolidated Cash Flow Statements - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net profit/(loss) for the period	€ (133,482)	€ (240,415)
Reversal of finance income	(83,912)	(14,395)
Reversal of finance expenses	77,803	58,553
Reversal of (gain)/loss on disposal of property, plant and equipment	0	(91)
Reversal of income taxes	4,909	2,737
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(2,214)	(25,639)
Share of (profit)/loss of associates	(22,482)	11,118
Share-based payment	55,580	43,327
Depreciation	8,615	8,632
Impairment of property, plant and equipment	7,508	0
Amortization	238	233
Changes in working capital:
Inventories	(7,772)	(42,268)
Receivables	50,047	(22,747)
Prepayments	(6,801)	1,867
Contract liabilities	(3,455)	(840)
Trade payables, accrued expenses and other liabilities	(25,558)	(10,571)
Provisions	65,536	72,276
Cash flows generated from/(used in) operations	(15,440)	(158,223)
Finance income received	7,603	6,265
Finance expenses paid	(9,689)	(7,714)
Income taxes received/(paid)	(4,128)	(3,218)
Cash flows from/(used in) operating activities	(21,654)	(162,890)
Investing activities
Acquisition of intangible assets and property, plant and equipment	(5,041)	(541)
Proceeds from disposal of property, plant and equipment	0	950
Settlement of marketable securities	0	7,354
Cash flows from/(used in) investing activities	(5,041)	7,763
Financing activities
Repayment of borrowings	(8,553)	(5,606)
Proceeds from exercise of warrants	26,302	21,574
Acquisition of treasury shares, net of transaction costs	(17,396)	0
Payment of withholding taxes under stock incentive programs	(11,396)	0
Cash flows from/(used in) financing activities	(11,043)	15,968
Increase/(decrease) in cash and cash equivalents	(37,738)	(139,159)
Cash and cash equivalents at January 1	559,543	392,164
Effect of exchange rate changes on balances held in foreign currencies	(27,759)	5,691
Bank deposits	494,046	258,696
Cash and cash equivalents at June 30	€ 494,046	€ 258,696